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[logo] PIONEER Investments(R)

May 17, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:  Pioneer Series Trust II (the "Trust")
     (File Nos. 333-110037 and 811-21460)
     CIK 0001265389

Ladies and Gentlemen:

On behalf of Pioneer AMT-Free Municipal Fund and Pioneer Growth Opportunities Fund (the "Funds"), each a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, we are hereby filing exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the updated risk/return summary information included in the prospectuses for the Funds, dated May 1, 2012, as filed under Rule 497(c) on May 4, 2012 (SEC Accession No. 0001265389-12-000005).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,


/s/ Thomas Reyes
---------------------------------
Thomas Reyes
Assistant Secretary

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

                 "Member of the UniCredit S.p.A. banking group"

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                             PIONEER SERIES TRUST II

                                  EXHIBIT INDEX

Index Number   Description of Index
------------   --------------------------------------------
EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Document
EX-101.DEF     XBRL Taxonomy Extension Definition Document
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase